RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RIGHT-OF-USE-ASSETS
Right-of-use assets	$ 130.9	$ 135.6	$ 159.0
Parent
RIGHT-OF-USE-ASSETS
Right-of-use assets	20.7	23.0
Depreciation expense	$ 2.3	$ 2.3